Trade and other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade and Other Liabilities

All figures in £ millions	2017	2016
Trade payables	265	333
Social security and other taxes	21	25
Accruals	447	507
Deferred income	322	883
Interest payable	45	31
Liability to purchase own shares	151	—
Other liabilities	224	272

	1,475	2,051

Less: non-current portion
Accruals	26	17
Deferred income	35	319
Other liabilities	72	86

	133	422

Current portion	1,342	1,629